Income Taxes (Details)	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Income Tax Disclosure [Abstract]
U.S. statutory tax rate	21.00%	21.00%
PRC profit tax rate	25.00%	25.00%
Changes in valuation allowance and others	(46.00%)	(31.00%)
Effective tax rate	0.00%	15.00%